N-6	May 01, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There is no surrender charge on this Policy.			Fee Tables
Transaction Charges

There are no surrender charges, however, you will be charged for each premium paid. There are no transaction charges for partial withdrawals, transfer fees for transfers among the Investment Options, Illustration request fee, or for a Risk Class change.

Fee Tables Deductions From Your Premiums Making Withdrawals
Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy, including charges on any Policy loan and such fees and expenses (excluding Policy loan charges) are set based on characteristics of the Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables Monthly Deductions Appendix: Funds Available Under the Policy
	ANNUAL FEE	MINIMUM	MAXIMUM
	Investment Options (Fund fees and expenses)	0.08%[1]	1.88%[1]

1 As a percentage of Fund assets.

Charges for Early Withdrawals [Text Block]	Charges for Early WithdrawalsThere is no surrender charge on this Policy.Fee Tables
Transaction Charges [Text Block]	Transaction ChargesThere are no surrender charges, however, you will be charged for each premium paid. There are no transaction charges for partial withdrawals, transfer fees for transfers among the Investment Options, Illustration request fee, or for a Risk Class change.

Fee Tables

Deductions From Your Premiums

Making Withdrawals

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy, including charges on any Policy loan and such fees and expenses (excluding Policy loan charges) are set based on characteristics of the Insured (e.g. age, sex, and rating classification). Please review the Policy Specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Funds you choose under the Policy, as shown in the following table:

Fee Tables

Monthly Deductions

Appendix: Funds Available Under the Policy

 ANNUAL FEE MINIMUMMAXIMUM Investment Options (Fund fees and expenses)0.08%[1]1.88%[1]

1 As a percentage of Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.88%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Withdrawals are not allowed in the first Policy Year.

Withdrawals may be subject to income tax.

Principal Risks of Investing in the Policy
Risks Associated with Investment Options

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including any Fixed Option) will have its own unique risks.

You should review, working with your life insurance producer, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy Investment Options - Fixed Options Appendix: Funds Available Under the Policy
Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy About Pacific Life
Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit will be paid. There are costs associated with reinstating a lapsed Policy.

Principal Risks of Investing in the Policy Lapsing and Reinstatement

Investment Restrictions [Text Block]	Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Any transfers to or from the Fixed Account or Fixed LT Account will be counted towards the 25 allowed each calendar year unless part of a transfer program (for example, the first year transfer service). Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Under the Fixed Options, there are frequency, amount and/or percentage limits on the amount that may be transferred into or out of the Fixed Options. These limits are significantly more restrictive than those that apply to transfers into or out of the Variable Investment Options. It may take several Policy Years to transfer your Accumulated Value out of the Fixed Options to the Variable Investment Options. Additional Fixed Option transfer restrictions apply.

Certain Funds may stop accepting additional investments into their portfolio or may liquidate a portfolio. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transferring Among Investment Options and Market-Timing Restrictions

Transfer Services

	Appendix: Funds Available Under the Policy
Optional Benefit Restrictions [Text Block]	Optional Benefits

We offer optional benefits in the form of loans and you can borrow money from us any time after the Free Look Transfer Date to gain access to the Accumulated Value in the Policy. The maximum amount available to borrow is less than 100% of your Accumulated Value. Loans may have tax consequences. When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow which is due on your Policy Anniversary.

We also offer optional benefits in the form of a rider to the Policy and one is available for an additional cost. We may stop offering an optional benefit at any time for new Policies. These benefits do not limit or restrict the Investment Options that you may select.

Tax Implications [Text Block]	Tax ImplicationsConsult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.Variable Life Insurance and Your Taxes
Investment Professional Compensation [Text Block]	Investment Professional CompensationSome life insurance producers may receive compensation for selling this Policy to you in the form of commissions, additional cash compensation, and non-cash compensation. We may also provide additional payments in the form of cash, other special compensation or reimbursement of expenses to the life insurance producer’s selling broker dealer. These life insurance producers may have a financial incentive to offer or recommend this Policy over another investment. Distribution Arrangements
Exchanges [Text Block]	Exchanges

Some life insurance producers may have a financial incentive to offer you a new policy in place of the one you already own.

You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.

Policy Exchanges

Distribution Arrangements

Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender or make withdrawals from the Policy, or transfer Accumulated Value between Investment Options.

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED

Maximum Guaranteed Sales Charge Imposed on Premiums (Load)[1]

Current premium load (for applications (paper or electronic submission) dated on or after September 1, 2021)

Premium load (for application (paper or electronic submission) dated before September 1, 2021)

Upon receipt of premium

12.00% of premium

Policy Year 1 = 9.25% of premium

Policy Year 2 = 9.25% of premium

Policy Year 3 = 9.25% of premium

Policy Year 4 = 8.35% of premium

Policy Year 5 = 8.35% of premium

Policy Year 6 = 8.35% of premium

Policy Year 7 = 8.35% of premium

Policy Year 8 and thereafter = 5.90% of premium

For purposes of applying the current premium load charge, premiums received within 21-days of the next Policy anniversary shall be treated as if received on that anniversary date, using the applicable rate for that period.

Policy Year 1 = 8.50% of premium

Policy Year 2 = 8.50% of premium

Policy Year 3 = 8.50% of premium

Policy Year 4 = 7.60% of premium

Policy Year 5 = 7.60% of premium

Policy Year 6 = 7.60% of premium

Policy Year 7 = 7.60% of premium

Policy Year 8 and thereafter = 5.40% of premium

For purposes of applying the premium load charge, premiums received within 21-days of the next Policy anniversary shall be treated as if received on that anniversary date, using the applicable rate for that period.

Minimum and Maximum surrender charge[2]	Not applicable	$0
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$0 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Risk Class change[2]	Upon request for Risk Class change	$0 per request

1 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old policy to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.

2 We currently do not impose this charge and we reserve the right to do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum guaranteed charge Current charge	Monthly Payment Date	$10.00 $5.00
Asset charge[1]

Maximum guaranteed charge

Current charge (for applications (paper or electronic submission) dated on or after September 1, 2021

Current charge (for applications (paper or electronic submission) dated before September 1, 2021

Monthly Payment Date

Maximum guaranteed charge is 0.75% annually (0.0625% monthly) of unloaned Accumulated Value

Current charge is 0.20% annually (0.0167% monthly) of unloaned Accumulated Value.

Current charge is 0.15% annually (0.0125% monthly) of unloaned Accumulated Value.

Coverage charge[1,5]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$10.00 per Policy[6] plus $0.3384–$3.3383 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $10.00 per Policy[6] plus $0.6602 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3

Minimum and Maximum current charges		$0.00 per Policy[6] plus $1.9723 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Current charge during Policy Year 1 is $0 per Policy[6] plus $0.1313 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3
Optional Benefit Charges[5]:
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[4]
Flex Coverage Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]

[1] Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative insured may not be typical of the charges you will pay.

4 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

[5] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

[6] This charge applies to the Basic Life Coverage Layer only.

The next item shows the minimum and maximum total operating expenses charged by the Fund that you pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	1.88%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED

Maximum Guaranteed Sales Charge Imposed on Premiums (Load)[1]

Current premium load (for applications (paper or electronic submission) dated on or after September 1, 2021)

Premium load (for application (paper or electronic submission) dated before September 1, 2021)

Upon receipt of premium

12.00% of premium

Policy Year 1 = 9.25% of premium

Policy Year 2 = 9.25% of premium

Policy Year 3 = 9.25% of premium

Policy Year 4 = 8.35% of premium

Policy Year 5 = 8.35% of premium

Policy Year 6 = 8.35% of premium

Policy Year 7 = 8.35% of premium

Policy Year 8 and thereafter = 5.90% of premium

For purposes of applying the current premium load charge, premiums received within 21-days of the next Policy anniversary shall be treated as if received on that anniversary date, using the applicable rate for that period.

Policy Year 1 = 8.50% of premium

Policy Year 2 = 8.50% of premium

Policy Year 3 = 8.50% of premium

Policy Year 4 = 7.60% of premium

Policy Year 5 = 7.60% of premium

Policy Year 6 = 7.60% of premium

Policy Year 7 = 7.60% of premium

Policy Year 8 and thereafter = 5.40% of premium

For purposes of applying the premium load charge, premiums received within 21-days of the next Policy anniversary shall be treated as if received on that anniversary date, using the applicable rate for that period.

Minimum and Maximum surrender charge[2]	Not applicable	$0
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$0 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Risk Class change[2]	Upon request for Risk Class change	$0 per request

1 If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old policy to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.

Sales Load, Description [Text Block]	Maximum Guaranteed Sales Charge Imposed on Premiums (Load)	[2]
Sales Load (of Premium Payments), Maximum [Percent]	12.00%
Sales Load, Footnotes [Text Block]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old policy to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
Deferred Sales Charge, Description [Text Block]	Minimum and Maximum surrender charge	[3]
Deferred Sales Charge, When Deducted [Text Block]	Not applicable
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Other Surrender Fees, Description [Text Block]	Withdrawal charge	[3]
Other Surrender Fees, When Deducted [Text Block]	Upon partial withdrawal of Accumulated Value
Other Surrender Fees, Current [Dollars]	$ 0
Other Surrender Fees, Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Transfer Fees, Description [Text Block]	Transfer fees	[3]
Transfer Fees, When Deducted [Text Block]	Upon transfer of Accumulated Value between Investment Options
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charges:
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum guaranteed charge Current charge	Monthly Payment Date	$10.00 $5.00
Asset charge[1]

Maximum guaranteed charge

Current charge (for applications (paper or electronic submission) dated on or after September 1, 2021

Current charge (for applications (paper or electronic submission) dated before September 1, 2021

Monthly Payment Date

Maximum guaranteed charge is 0.75% annually (0.0625% monthly) of unloaned Accumulated Value

Current charge is 0.20% annually (0.0167% monthly) of unloaned Accumulated Value.

Current charge is 0.15% annually (0.0125% monthly) of unloaned Accumulated Value.

Coverage charge[1,5]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$10.00 per Policy[6] plus $0.3384–$3.3383 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $10.00 per Policy[6] plus $0.6602 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3

Minimum and Maximum current charges		$0.00 per Policy[6] plus $1.9723 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Current charge during Policy Year 1 is $0 per Policy[6] plus $0.1313 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3
Optional Benefit Charges[5]:
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[4]
Flex Coverage Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
issue[3]
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]

[1] Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative insured may not be typical of the charges you will pay.

4 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

[5] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

[6] This charge applies to the Basic Life Coverage Layer only.

Insurance Cost, Description [Text Block]	Cost of Insurance	[4],[5]
Insurance Cost, When Deducted [Text Block]	Monthly Payment Date
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Current [Dollars]	83.34
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]

[1] Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.

[2] Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

[3] Charges shown for the representative insured may not be typical of the charges you will pay.

Administrative Expenses, Description [Text Block]	Administrative charge	[5]
Administrative Expenses, When Deducted [Text Block]	Monthly Payment Date
Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense, Current [Dollars]	$ 5
Administrative Expense, Footnotes [Text Block]	[1] Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.
Portfolio Company Expenses [Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.08%	1.88%

Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	1.88%
Offered Starting [Date]	Sep. 01, 2021
Offered Ending [Date]	Sep. 01, 2021
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss

You can lose money by investing in this Policy, including loss of principal. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit and to help other long-term financial objectives. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. No withdrawals may be made during the first year of the Policy. Withdrawals may be subject to income tax. Please discuss your insurance needs and financial objectives with your life insurance producer. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. Evidence of insurability is required when you apply for reinstatement and there is no guarantee that reinstatement will be approved. The costs associated with reinstating a lapsed Policy include sufficient net premium to:

● cover all due and unpaid monthly deductions and loan interest charges that accrued during the Grace Period;

● keep the Policy in force for three months after the date of reinstatement, and

● cover any negative accumulated value if there was a policy loan or other outstanding debt at the time of lapse.

If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us in writing that you desire to have your Policy become a MEC. See the Tax Implications section below for additional information on MECs.

Risks Associated with Variable Investment Options

You should consider the Policy’s investment as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting https://www.pacificlife.com/home/products/life-insurance/variable-universal-life-insurance/prospectuses-and-other-reports.html. No assurance can be given that a Fund will achieve its investment objectives.

Risks Associated with Policy Loans

When you borrow money from your Policy, we use your Policy’s Accumulated Value as security. You pay interest, which accrues at the Loan Account Charge Interest Rate, on the amount you borrow. Accrued interest is due on your Policy Anniversary. The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily at the Loan Account Credit Interest Rate. Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to pay any Policy charges, may increase the risk of the Policy lapsing, and could reduce the amount of the Death Benefit.

Risks Associated with Fixed Options

Under the Fixed Options, there are frequency, amount and/or percentage limits on the amount that may be transferred into or out of the Fixed Options. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of the Fixed Options to Variable Investment Options. Such restrictions on transfers out of the Fixed Options may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See the YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions section in this prospectus.

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including under any Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFITS

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death.

Your Policy’s Death Benefit depends on three choices you must make:

● The Total Face Amount,

● The Death Benefit Option, and

● The Death Benefit Qualification Test.

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders.

Withdrawals and Policy Loans may impact the Policy’s Death Benefit, see the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for more details.

The Total Face Amount

The Total Face Amount of your Policy on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance charge. The Policy’s Total Face Amount is the sum of the Basic Face Amount and the Rider Face Amount provided by the Flex Coverage Rider, if elected. See the OPTIONAL RIDERS AND BENEFITS – Flex Coverage Rider section of this prospectus.

Your Policy’s initial amount of insurance Coverage, which you select in your application, is the Basic Face Amount plus the Rider Face Amount at issue provided by the Flex Coverage Rider, if elected at issue. There are two Coverage Layers; one Coverage Layer for the Basic Face Amount and one Coverage Layer for the Rider Face Amount under the Flex Coverage Rider. The Coverage Layers you select in your application are effective on the Policy Date. The minimum Basic Face Amount when a Policy is issued is $50,000. You will find your Policy’s Total Face Amount and any scheduled increases under the Flex Coverage Rider, in the Policy Specifications in your Policy or any Supplemental Schedule of Coverage.

Changing the Total Face Amount

You can increase the Rider Face Amount through the Flex Coverage Rider as long as we approve it. You can decrease the Basic Face Amount or separately, the Rider Face Amount under the Flex Coverage Rider as long as we approve it. If there is a change to the Total Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

● You can change the Total Face Amount as outlined above as long as the Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Total Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please see the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

● We will refuse your request to make the Basic Face Amount less than $50,000.

On December 27th, 2020, changes were made to the U.S. tax code as part of the federal Consolidated Appropriations Act, 2021 (H.R. 133) See the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus. This affected the Minimum Death Benefit Factor for CVAT calculations for policies entered into after January 1, 2021. The calculations above reflect these changes. Please refer to your policy specifications for the CVAT factors that would be used in calculating the Minimum Death Benefit under your policy. Minimum Death Benefit Factors for Guideline Premium Test policies are not affected by this change.

Requesting an Increase in Rider Face Amount

You may only request an increase in the Rider Face Amount under the Flex Coverage Rider. Requested increases to Basic Face Amount are not allowed. Any increase in Rider Face Amount will add to the existing Rider Coverage Layer. See the OPTIONAL RIDERS AND BENEFITS – Flex Coverage Rider section in this prospectus for additional information on scheduled increases and any other changes to the Rider Face Amount.

Here are some additional things you should know about requesting an increase in the Rider Face Amount:

● The Insured must be at least Age 18 and not older than 69 at the time of the increase.

● You must give us satisfactory evidence of insurability.

● Each increase you make to the Rider Face Amount must be $1,000 or more.

● An increase to a future scheduled increase will be effective the Policy Anniversary on or after the date the increase was approved by us. We limit these Rider Face Amount increases to one per Policy Year.

● For policies issued on or after May 1, 2023, an unscheduled increase to Rider Face Amount will be effective on the Monthly Payment Date on or after the increase was approved by us, or any other Monthly Payment Date you request, and we approve. We do not currently limit the number of these Rider Face Amount increases; however we reserve the right to limit such increases to one per Policy Year.

● Off-anniversary, unscheduled requested increases are only available for policies issued on or after May 1,2023.

Other Increases in Total Face Amount

The Policy’s Total Face Amount may increase when you request a change in Death Benefit Option from Option B to Option A. In this case, if the Flex Coverage Rider was elected, we will increase the Rider Face Amount under the Flex Coverage Rider to accommodate for the Death Benefit Option change. If the Flex Coverage Rider was not elected, then we will increase the Basic Face Amount to accommodate for the Death Benefit Option change. See the Changing Your Death Benefit Option section below for additional information.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● You may not request decreases during the first Policy Year

● You may only request one decrease per Policy Year

● A decrease will be effective the Monthly Payment Date on or after the date the decrease was approved by us.

● The Policy’s Basic Face Amount must be at least $50,000 following a decrease. We can refuse your request if the change in Total Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code.

● Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

● To return part of your premium payments to you if you have chosen the Guideline Premium Test, or

● To make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will first reduce the Rider Face Amount under the Flex Coverage Rider, if elected, until the Rider Face Amount is zero (0), then reduce the Basic Face Amount under the Policy if a further reduction in Total Face Amount is required. If the Flex Coverage Rider was not elected or there is no Rider Face Amount under the Flex Coverage Rider when processing a decrease in Total Face Amount, the entire reduction will be from the Basic Face Amount.

Death Benefit Options

The Policy offers two Death Benefit Options, Options A and B. Under Option A, the death benefit will be based upon your Total Face Amount. Under Option B, your Death Benefit is the Total Face Amount of the Policy plus the Accumulated Value under the Policy. When selecting a Death Benefit Option, some factors to consider are whether you want a Death Benefit that remains level throughout the life of the Policy (Option A) or if you want a Death Benefit that grows with the performance of the underlying Investment Options (Option B). In general, your cost of insurance charges, which are based on the Policy’s Net Amount at Risk, will be lower under Death Benefit Option A than under Death Benefit Option B. Work with your life insurance producer to select a Death Benefit Option that meets your life insurance needs. Also, see the Example of Death Benefit Calculations section below for numerical examples of the Death Benefit Options.

Here are some things you need to know about the Death Benefit:

● You must choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

● You may change your Death Benefit Option subject to certain limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.

The Death Benefit is designed to remain level.	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy. The Death Benefit Option selected by an investor impacts the dollar value of the Death Benefit, the charges paid, and the resulting Accumulated Value.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

● You can change the Death Benefit Option once in any Policy Year.

● You must send us your Written Request.

● The change will become effective on the first Monthly Payment Date after we receive your request.

● We will not let you change the Death Benefit Option if doing so means the Basic Face Amount of your Policy will become less than $50,000.

● Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

● The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will increase the Rider Face Amount under the Flex Coverage Rider. However, if there is no Flex Coverage Rider on your policy, we will increase the Basic Face Amount. If the change is a decrease in the Total Face Amount, we will process the decrease as described in the DEATH BENEFITS – Changing the Total Face Amount – Processing of Decreases section in this prospectus.

Death Benefit Qualification Test

In order for your Policy to be qualified as life insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. If you do not make a choice on your application, the default test applied to your Policy will be the Guideline Premium Test. Once the Policy is issued, the Death Benefit Qualification Test cannot be changed. Your Death Benefit Qualification Test determines the following:

● Premium limitations

● Amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher than Guideline Premium Test	Generally lower than CVAT
Monthly cost of insurance charges	May be higher, if the Death Benefit under the Cash Value Accumulation Test is higher than under the Guideline Premium Test	May be lower, except in early Policy years
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

● Face Amount is $100,000

● Accumulated Value at the date of death is $25,000

● The Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Minimum Death Benefit Percentage of 185% of the Accumulated Value)

● The Minimum Death Benefit under the Cash Value Accumulation Test is $50,000 (assuming a CVAT Minimum Death Benefit Percentage of 200% of the Accumulated Value).

● Net Amount At Risk Factor is 1.0016516

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,793.89

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$50,000	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$50,000	$99,793.89

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $138,750 for the Guideline Premium Test

● $241,500 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,521.22
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,711.45

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$241,500	$166,101.80
Option B	Total Face Amount plus Accumulated Value	$175,000	$241,500	$166,101.80

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Business Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Business Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or we may make other options available in addition to the single check option.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

If required by state law, we will pay interest on the Death Benefit Proceeds from the date of death to the date the claim is paid at a rate not less than the rate payable for funds left on deposit that is in effect on the date of death which, will vary by state. See the APPENDIX: STATE LAW VARIATIONS – TIMING OF PAYMENTS, FORMS AND REQUESTS section in this prospectus.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state. Once the Death Benefit Proceeds are paid to a state, any subsequent claim by a designated Beneficiary must be made with the applicable state. For more information, check with the state to whom the Death Benefit Proceeds were paid.

Charges and Contract Values, Note (N-6) [Text Block]

Changing the Total Face Amount

You can increase the Rider Face Amount through the Flex Coverage Rider as long as we approve it. You can decrease the Basic Face Amount or separately, the Rider Face Amount under the Flex Coverage Rider as long as we approve it. If there is a change to the Total Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

● You can change the Total Face Amount as outlined above as long as the Insured is alive.

● You must send us your Written Request while your Policy is In Force.

● Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Total Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

● If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please see the WITHDRAWALS, SURRENDERS AND LOANS section in this prospectus for information about making withdrawals.

● We will refuse your request to make the Basic Face Amount less than $50,000.

On December 27th, 2020, changes were made to the U.S. tax code as part of the federal Consolidated Appropriations Act, 2021 (H.R. 133) See the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus. This affected the Minimum Death Benefit Factor for CVAT calculations for policies entered into after January 1, 2021. The calculations above reflect these changes. Please refer to your policy specifications for the CVAT factors that would be used in calculating the Minimum Death Benefit under your policy. Minimum Death Benefit Factors for Guideline Premium Test policies are not affected by this change.

Requesting an Increase in Rider Face Amount

You may only request an increase in the Rider Face Amount under the Flex Coverage Rider. Requested increases to Basic Face Amount are not allowed. Any increase in Rider Face Amount will add to the existing Rider Coverage Layer. See the OPTIONAL RIDERS AND BENEFITS – Flex Coverage Rider section in this prospectus for additional information on scheduled increases and any other changes to the Rider Face Amount.

Here are some additional things you should know about requesting an increase in the Rider Face Amount:

● The Insured must be at least Age 18 and not older than 69 at the time of the increase.

● You must give us satisfactory evidence of insurability.

● Each increase you make to the Rider Face Amount must be $1,000 or more.

● An increase to a future scheduled increase will be effective the Policy Anniversary on or after the date the increase was approved by us. We limit these Rider Face Amount increases to one per Policy Year.

● For policies issued on or after May 1, 2023, an unscheduled increase to Rider Face Amount will be effective on the Monthly Payment Date on or after the increase was approved by us, or any other Monthly Payment Date you request, and we approve. We do not currently limit the number of these Rider Face Amount increases; however we reserve the right to limit such increases to one per Policy Year.

● Off-anniversary, unscheduled requested increases are only available for policies issued on or after May 1,2023.

Other Increases in Total Face Amount

The Policy’s Total Face Amount may increase when you request a change in Death Benefit Option from Option B to Option A. In this case, if the Flex Coverage Rider was elected, we will increase the Rider Face Amount under the Flex Coverage Rider to accommodate for the Death Benefit Option change. If the Flex Coverage Rider was not elected, then we will increase the Basic Face Amount to accommodate for the Death Benefit Option change. See the Changing Your Death Benefit Option section below for additional information.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

● You may not request decreases during the first Policy Year

● You may only request one decrease per Policy Year

● A decrease will be effective the Monthly Payment Date on or after the date the decrease was approved by us.

● The Policy’s Basic Face Amount must be at least $50,000 following a decrease. We can refuse your request if the change in Total Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code.

● Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

● To return part of your premium payments to you if you have chosen the Guideline Premium Test, or

● To make distributions from the Accumulated Value, which may be taxable. For more information, please see the VARIABLE LIFE INSURANCE AND YOUR TAXES section in this prospectus.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will first reduce the Rider Face Amount under the Flex Coverage Rider, if elected, until the Rider Face Amount is zero (0), then reduce the Basic Face Amount under the Policy if a further reduction in Total Face Amount is required. If the Flex Coverage Rider was not elected or there is no Rider Face Amount under the Flex Coverage Rider when processing a decrease in Total Face Amount, the entire reduction will be from the Basic Face Amount.

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the FEE TABLE section.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restriction/Limitations
Dollar Cost Averaging	Allows you to make scheduled transfers between Variable Investment Options.	Standard

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

First Year Transfer	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.	Standard	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Fixed Option Interest Sweep	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.	Standard

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Loans	Allow you to borrow money from your Policy at any time after the Free Look Transfer Date to gain access to the Accumulated Value in the Policy.	Standard

● The maximum amount available to borrow will be less than 100% of your Accumulated Value and the minimum amount is $200.

● You pay interest on the amount you borrow which is due on your Policy Anniversary.

● The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily.

● Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to any Policy charges, may increase the risk of the Policy lapsing and could reduce the amount of the Death Benefit.

● Loans may have tax consequences.

Portfolio Rebalancing	Allows you to make automatic transfers among the Variable Investment Options according to your allocation instructions.	Standard

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new allocation instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Automated Income Option	Allows you to make scheduled withdrawals or loans from the Policy.	Standard

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Enhanced Cash Value Benefit	Enhances the Net Cash Surrender Value by removing the surrender charge and may provide an enhancement if the Policy is fully surrendered.	Standard

● Automatically included as of Policy issue.

● May provide an additional amount that is added to the Net Cash Surrender Value, if the Policy is fully surrendered (other than by a Code Section 1035 exchange) during Policy Years 1 through 11.

● No benefit is provided starting in Policy Year 12.

Flex Coverage Rider

Provides additional life insurance coverage by allowing the Owner to add term insurance on the Insured under the policy. Off-anniversary, unscheduled coverage increase requests are available policies issued on or after May 1, 2023)

Optional

● Must be elected at Policy issue.

● Additional cost applies.

● Increases in face amount may be made on a scheduled basis (scheduled before the Policy is issued), and/or may be requested in writing.

● Any unscheduled increase (available only to policies issued on or after May 1, 2023) or increase to your future scheduled increases, must be requested in writing, will be subject to satisfactory evidence of insurability and must be at least $1,000.

OPTIONAL RIDERS AND BENEFITS

There are optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the riders available with the Policy, or about other kinds of life insurance policies offered.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the rider or benefit. We will add any rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

Enhanced Cash Value Benefit

(Referred to as the “Enhanced Cash Value Rider” in the Rider attached to the Policy)

The Enhanced Cash Value Benefit is designed to remove any surrender charge for all Policy Years and may add an additional amount to the Net Cash Surrender Value. The additional amount added is referred to as the “Enhanced Surrender Amount” in the Rider attached to the Policy. The Enhanced Cash Value Benefit is included on all policies as of Policy issue. There is no additional fee for this Rider.

How the Additional Amount Works

The Enhanced Cash Value Benefit may provide an additional amount that is added to the Net Cash Surrender Value, if the Policy is fully surrendered (other than by a Code Section 1035 exchange) during Policy Years 1 through 11. There is no charge for this benefit. Starting in Policy Year 12, if the Policy is surrendered, no additional amount will be added to the Net Cash Surrender Value. There is no additional amount added if, at the time of Surrender, the Owner of the Policy or assignee is an individual or an individual trust. Please take this into consideration before making any Policy changes.

Enhancement Factor. On a current basis, the Enhancement factor is a weighted average of the Basic Face Amount and the Flex Coverage Rider Face Amount compared to the Total Face Amount in the Policy Year when surrender occurs. The Enhancement Factor rate applied will differ based on how much of the Total Face Amount is attributed to the Basic Face Amount versus Flex Coverage Rider Face Amount. See the example after the Enhancement Factor Table below. The Guaranteed Enhancement Factor is not determined using the Basic Face Amount, Rider Face Amount, or Total Face Amount. The Guaranteed Enhancement Factor that may apply is the Policy Year when surrender occurs and the corresponding factor percentage.

The additional amount added under this benefit is determined by (a) times the result of (b) minus (c) minus (d) (a x (b-c-d)), where:

 (a) Is the Enhancement Factor for the current Policy Year from the table below,

 (b) Is the total of all premiums paid,

 (c) Is the total of all withdrawals taken, and

(d) Is any distribution in order to maintain tax qualification under Code Section 7702 or to maintain the Policy as a non-Modified Endowment Contract under Code Section 7702A. See the VARIABLE LIFE INSURANCE AND YOUR TAXES – Modified Endowment Contracts section in this prospectus.

Enhancement Factor Table (for applications (paper or electronic submission) dated on or after September 1, 2021)

Policy Year	Current Enhancement Factor		Guaranteed Enhancement Factor
	Basic Face Amount	Flex Coverage Rider Face Amount
1	11.60%	10.00%	0.010%
2	11.20%	9.95%	0%
3	10.70%	9.80%	0%
4	9.80%	9.25%	0%
5	8.90%	8.75%	0%
6	7.95%	8.15%	0%
7	6.90%	7.40%	0%
8	5.65%	6.45%	0%
9	4.25%	5.25%	0%
10	2.75%	3.75%	0%
11	1.25%	2.05%	0%
12+	0%	0%	0%

Example

Here is an example where the Total Face Amount is made up of both Basic Face Amount and Flex Coverage Rider Face Amount. The assumptions are as follows:

● Basic Face Amount is $50,000

● Flex Coverage Rider Face Amount is $50,000

● Total Face Amount is $100,000 (the sum of the Basic Face Amount and the Flex Coverage Rider Face Amount)

● Surrender occurs during Policy Year 4

● Current Enhancement Factors apply

● Total of all premium paid is $100,000

● Total of all withdrawals made is $10,000

● No other distributions were made

	Basic Face Amount	Flex Coverage Rider Face Amount	Total Face Amount (Basic Face Amount + Flex Coverage Rider Face Amount)
Applicable Face Amount	$50,000	$50,000	$100,000
Percentage of Total Face Amount (weighted average)	50% ($50,000 ÷ $100,000)	50% ($50,000 ÷ $100,000)

The Surrender occurs in Policy Year 4. As shown in the table above, the weighted average for Basic Face Amount to Total Face Amount is 50% and the weighted average for Flex Coverage Rider Face Amount to Total Face Amount is 50%.

Using the factors for Policy Year 4 in the Enhancement Factor Table above, the applicable enhancement factor used for the Basic Face Amount portion is 9.80% and 9.25% for the Flex Coverage Rider Face Amount. Using the weighted average percentage from the table above, the calculation to determine the Enhancement Factor that will be used to determine the additional amount is as follows:

First, Policy Year 4 Enhancement Factor applied is 9.53%; (9.80% x 50%) + (9.25% x 50%); 4.90% + 4.63% = 9.53%.

Second, determine the additional amount to be added to the Net Cash Surrender Value. Using the formula (a x (b-c-d)) referenced above, the additional amount added would be $8,577; 9.53% x ($100,000 - $10,000 – 0); 9.53% x $90,000 = $8,577.

Enhancement Factor Table (for applications (paper or electronic submission) dated before September 1, 2021)

Policy Year	Current Enhancement Factor		Guaranteed Enhancement Factor
	Basic Face Amount	Flex Coverage Rider Face Amount
1	12.70%	9.77%	0.010%
2	12.30%	9.64%	0%
3	11.73%	9.45%	0%
4	10.80%	8.90%	0%
5	9.80%	8.45%	0%

6	8.75%	7.80%	0%
7	7.60%	7.25%	0%
Policy Year	6.40%	6.09%	0%
	4.90%	4.66%	0%
10	3.20%	3.04%	0%
11	1.50%	1.43%	0%
12+	0%	0%	0%

Example

Here is an example where the Total Face Amount is made up of both Basic Face Amount and Flex Coverage Rider Face Amount. The assumptions are as follows:

● Basic Face Amount is $50,000

● Flex Coverage Rider Face Amount is $50,000

● Total Face Amount is $100,000 (the sum of the Basic Face Amount and the Flex Coverage Rider Face Amount)

● Surrender occurs during Policy Year 4

● Current Enhancement Factors apply

● Total of all premium paid is $100,000

● Total of all withdrawals made is $10,000

● No other distributions were made

	Basic Face Amount	Flex Coverage Rider Face Amount	Total Face Amount (Basic Face Amount + Flex Coverage Rider Face Amount)
Applicable Face Amount	$50,000	$50,000	$100,000
Percentage of Total Face Amount (weighted average)	50% ($50,000 ÷ $100,000)	50% ($50,000 ÷ $100,000)

The Surrender occurs in Policy Year 4. As shown in the table above, the weighted average for Basic Face Amount to Total Face Amount is 50% and the weighted average for Flex Coverage Rider Face Amount to Total Face Amount is 50%.

Using the factors for Policy Year 4 in the Enhancement Factor Table above, the applicable enhancement factor used for the Basic Face Amount portion is 10.80% and 8.90% for the Flex Coverage Rider Face Amount. Using the weighted average percentage from the table above, the calculation to determine the Enhancement Factor that will be used to determine the additional amount is as follows:

First, Policy Year 4 Enhancement Factor applied is 9.85%; (10.80% x 50%) + (8.90% x 50%); 5.40% + 4.45% = 9.85%.

Second, determine the additional amount to be added to the Net Cash Surrender Value. Using the formula (a x (b-c-d)) referenced above, the additional amount added would be $8,865; 9.85% x ($100,000 - $10,000 – 0); 9.85% x $90,000 = $8,865.

Termination

This Enhanced Cash Value Benefit will cease providing any enhancements on the earlier of the following to occur:

● The Policy terminates due to lapse or the death of the Insured;

● The Policy is fully surrendered and any additional amount under this benefit has been added to the Net Cash Surrender Value;

● Surrender is made due to a Code Section 1035 exchange; or

● At the time of Surrender, the Owner of the Policy or assignee is an individual or an individual trust.

Reinstatement

If the Policy lapses and is later reinstated under its Reinstatement provision, then this Rider will also be reinstated.

Flex Coverage Rider

This Rider provides additional life insurance coverage by allowing the Owner to add term insurance on the Insured under the Policy as long as the Policy is In Force and this Rider has not been terminated. Any additional insurance coverage added by this Rider is referred to as Rider Face Amount and contributes to the Total Face Amount of the Policy. This Rider must be elected at Policy issue. We assess a monthly charge for this Rider.

The current charge is $0.01-$83.34 per $1,000 of Net Amount A Risk. There is no Coverage charge for this Rider, however Cost of Insurance charges will be incurred for the additional insurance coverage added by this Rider. There is only one Coverage Layer for this Rider, which is effective on the Policy Date, and no additional Coverage Layers will be added as increases are made to the Rider Face Amount.

Scheduled Increases

Increases in the Rider Face Amount may be made on a scheduled basis. Scheduled increases are future increases applied for and scheduled before the Policy is issued and may occur on one or more Policy Anniversaries. An increase can only be made once each Policy Year.

Change in Coverage

Once the Policy is issued, you may request a change in coverage under this Rider. A change in coverage is either an increase in the

Rider Face Amount, a decrease in Rider Face Amount, or a change to a future scheduled increase. The minimum amount of each Rider Face Amount increase is $1,000.

Increase to Future Scheduled Increases

An increase to a future scheduled increase must be made in writing at least 30 days prior to the next Policy Anniversary, will require evidence of insurability (which will require underwriting and may include a medical examination), and is subject to our approval (such approval may consist of a review of the age of the Insured at the time of the request, the amount of additional life insurance coverage requested, the Insured’s consent to the additional life insurance coverage, retention limits for reinsurance purposes, and confirmation that the Insured is actively at work among other factors). The effective date of an increase will be the Policy Anniversary on or after the date the increase was approved by us.

Unscheduled Increases

A requested increase in Rider Face Amount must be made in writing, will require evidence of insurability (which will require underwriting and may include a medical examination), and is subject to our approval (such approval may consist of a review of the age of the Insured at the time of the request, the amount of additional life insurance coverage requested, the Insured’s consent to the additional life insurance coverage, retention limits for reinsurance purposes, and confirmation that the Insured is actively at work , among other factors). A requested increase may require us or you to adjust any future scheduled increases. The effective date of a requested increase in Rider Face Amount will be the Monthly Payment Date on or after the date the increase was approved by us, or any other Monthly Payment Date you request, and we approve.

Decrease in Rider Face Amount

A decrease in Rider Face Amount, including a decrease to a future scheduled increase, must be made in writing and is subject to our approval. The effective date of a decrease in Rider Face Amount will be the Monthly Payment Date on or after the date the decrease was approved by us. If you choose to decrease the Rider Face Amount or cancel a scheduled increase that has been previously approved, we reserve the right to set all future scheduled increases to zero. Decreasing the Rider Face Amount to zero will not terminate this Rider and you may request an increase in the Rider Face Amount in the future. If the Rider Face Amount is zero, there is no additional life insurance coverage provided by the Rider and therefore, no Cost of Insurance charge associated with the Rider.

Termination

This Rider will terminate on the earlier of:

● Your Written Request; or

● The date the Policy is no longer In Force.

Reinstatement

If the Policy is reinstated, any requested change in coverage that would have occurred during the Policy lapse period will be forfeited. Scheduled increases that are due to occur after reinstatement will be continued as if the Policy had never lapsed. If the Rider is terminated by Written Request prior to when the Policy lapsed, then the Rider will not be reinstated.

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. Prior to Policy issue, the Owner scheduled two future increases to occur over the first ten Policy years which will not require evidence of insurability. The scheduled increases will occur on the third Policy Anniversary and the sixth Policy Anniversary. No term insurance is added to the Policy at issue.

On the third Policy Anniversary, there is a scheduled increase in Face Amount by adding $10,000 of term insurance under this Rider. This increases the total Face Amount to $260,000 ($250,000 under the base Policy plus $10,000 under the Rider). Cost of Insurance charges will be incurred for the additional insurance coverage added by this Rider. This will create a Coverage Layer for this Rider.

On the sixth Policy Anniversary, there is a scheduled Increase of $15,000 of term insurance under this Rider. This increases the total Face Amount to $275,000 ($250,000 under the base Policy plus $25,000 under the Rider – including the previously scheduled increase on the third Policy Anniversary). This additional coverage will be added to the existing Coverage Layer for this Rider.

Calculation Method of Benefit [Text Block]

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that generally, cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

● The Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

● Face Amount is $100,000

● Accumulated Value at the date of death is $25,000

● The Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Minimum Death Benefit Percentage of 185% of the Accumulated Value)

● The Minimum Death Benefit under the Cash Value Accumulation Test is $50,000 (assuming a CVAT Minimum Death Benefit Percentage of 200% of the Accumulated Value).

● Net Amount At Risk Factor is 1.0016516

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,793.89

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$50,000	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$50,000	$99,793.89

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

● $138,750 for the Guideline Premium Test

● $241,500 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,521.22
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,711.45

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$241,500	$166,101.80
Option B	Total Face Amount plus Accumulated Value	$175,000	$241,500	$166,101.80

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling (800) 347-7787 or by sending an email request to PolicyService@PacificLife.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection Fund Class I; American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class I; American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 2; Capital Research and Management CompanySM	0.55%	-13.41%	5.33%	8.10%
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.	American Funds IS Capital World Bond Fund Class 2; Capital Research and Management CompanySM	0.72%	-17.70%	-1.77%	-0.50%
Seeks to provide growth of capital.	American Funds IS Growth Fund Class 2; Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 2; Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS High-Income Trust Class 2; Capital Research and Management CompanySM	0.55%[1]	-9.26%	3.14%	3.86%
Provide long-term growth of capital.	American Funds IS International Fund Class 2; Capital Research and Management CompanySM	0.78%	-20.79%	-1.03%	3.92%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 2; Capital Research and Management CompanySM	0.82%[1]	-22.10%	2.32%	4.27%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	-14.82%	4.77%	N/A
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.80%	-28.85%	8.54%	11.23%
Seeks to achieve long-term capital appreciation.	DFA VA International Small Portfolio; Dimensional Fund Advisors LP	0.40%	-17.64%	0.52%	6.02%
Seeks to achieve long-term capital appreciation.	DFA VA International Value Portfolio; Dimensional Fund Advisors, LP	0.28%	-3.46%	1.48%	4.49%
Seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio; Dimensional Fund Advisors LP	0.12%	-1.16%	0.70%	0.58%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio; Dimensional Fund Advisors, LP	0.21%	-4.88%	-5.67%	10.71%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio; Dimensional Fund Advisors, LP	0.29%	-4.21%	7.48%	11.05%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity® VIP Bond Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.39%	-13.38%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Initial Class; Fidelity Management & Research Company LLC	0.60%	-26.31%	8.66%	11.43%
Seeks to capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class; Fidelity Management & Research Company LLC	0.92%	-20.17%	1.71	4.61
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2025 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.51%	-16.43%	4.12%	6.78%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2030 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.54%	-16.87%	4.61%	7.49%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2035 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.59%	-17.69%	5.38%	8.39%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2040 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.22%	5.89	8.71
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2045 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.63%	18.21%	5.89%	8.78%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2050 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.22%	5.89	8.80
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2055 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.26%	N/A	N/A
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2060 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.19%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2065 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.22%	N/A	N/A
Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity® VIP Freedom Income PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.35%	-12.05%	1.96%	3.15%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.34%	1.36%	1.02%	0.58%
Seeks capital appreciation.	Fidelity® VIP Growth Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	-24.46%	12.42%	14.81%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.42%	-16.21%	N/A	N/A
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	-14.74%	5.95%	9.96%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	[ ]%	N/A	N/A
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund Series I; Invesco Advisers, Inc.	0.86%	-30.98%	8.64%	11.83%
Seeks capital appreciation.	Invesco V.I. Global Fund Series I; Invesco Advisers, Inc.	0.81%	-31.77%	2.85%	7.86%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I; Invesco Advisers, Inc.	0.91%	-18.31%	1.51%	4.41%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I; Invesco Advisers, Inc.	0.87%	-20.13%	7.15%	10.76%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.72%	-15.95%	9.62%	13.39%
Long-term growth of capital.	Janus Henderson Overseas Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.67%	-5.56%	4.75%	8.52%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares; Lazard Asset Management LLC	0.90%[1]	-17.28%	N/A	N/A
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.89%	-12.80%	1.13%	1.01%
Seeks to deliver long-term growth of capital.	Lord Abbett Developing Growth Portfolio Class VC2; Lord Abbett & Co. LLC	1.04%[1]	-35.98%	8.23%	10.86%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Seeks to provide maximum capital appreciation.	M Capital Appreciation Fund; Frontier Capital Management Company, LLC	1.00%	-18.14%	4.65%	10.21%
Seeks to provide long-term capital appreciation.	M International Equity Fund; Dimensional Fund Advisors, LP	0.68%[1]	-14.16%	-0.16%	2.48%
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund; DSM Capital Partners LLC	0.76%	-25.41%	8.60%	12.73%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to provide long-term capital appreciation.	M Large Cap Value Fund; Brandywine Global Investment Management, LLC	0.63%	-1.45%	5.80%	9.35%
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio – Initial Class; Massachusetts Financial Services Company	0.54%[1]	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Global Real Estate Portfolio – Initial Class; Massachusetts Financial Services Company	0.92%[1]	[ ]%	[ ]%	[ ]%
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Government Securities Portfolio – Initial Class; Massachusetts Financial Services Company	0.58%[1]	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	-29.76%	7.81%	9.99%
Seeks capital appreciation.	MFS® Research International Portfolio – Initial Class; Massachusetts Financial Services Company	0.96%[1]	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Total Return Series – Initial Class; Massachusetts Financial Services Company	0.61%[1]	-9.58%	5.18%	7.34%
Seeks total return.	MFS® Utilities Series – Initial Class[3]; Massachusetts Financial Services Company	078%[1]	0.76%	9.00%	8.63%
Seeks capital appreciation.	MFS® Value Series – Initial Class; Massachusetts Financial Services Company	0.69%[1]	-5.91%	7.35%	11.05%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Portfolio Class I; Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.54%	-12.40%	0.79%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.38%[1]	[ ]%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Western Asset Management Company, LLC)	0.45%	-18.46%	-0.17%	1.92%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.68%	-10.31%	10.72%	12.75%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	[ ]%	[ ]%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class P; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	0.86%	-25.12%	2.13%	1.44%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	-18.15%	9.34%	12.46%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.63%[1]	-16.43%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.60%[1]	-17.97	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	-1.35%	3.32%	3.42%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.58%	-31.07%	9.80%	13.04%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	[ ]%	[ ]%	[ ]%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (J. P. Morgan Investment Management Inc.)	0.70%[1]	-7.76%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.43%	-10.35	1.96%	3.47%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.53%	-11.70%	2.19%	1.11%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class P; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.43%	-12.81%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.77%	-21.38%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%[1]	-15.02%	4.22%	5.89%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM LLC)	0.92%[1]	-16.92%	-0.68%	5.88%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio); Pacific Life Fund Advisors LLC (J.P Morgan Investment Management Inc.)	0.48%	-20.46%	7.31%	11.00%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.67%[1]	-37.77%	7.07%	11.69%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.43%[1]	-13.85%	0.06%	1.15%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Scout Investments, Inc.)	0.68%	-17.09%	6.24%	11.24%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (Delaware Management Company)	0.71%[1]	-30.59%	11.19%	12.21%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.73%	-7.08%	6.81%	10.26%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-14.20%	N/A	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-16.52%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-15.52%	N/A	N/A
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.76%	-17.34%	N/A	N/A
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.64%	-13.49%	N/A	N/A
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.72%	-16.71%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P; Pacific Life Fund Advisors LLC	0.68%	-15.55%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.65%	-14.73%	N/A	N/A
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.78%[1]	-25.49%	4.37%	6.38%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.43%	-4.39%	0.96%	1.01%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.71%[1]	-12.74%	4.83%	8.69%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.37%	-20.70%	3.73%	8.64%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (AllianceBernstein L.P.)	0.78%	-16.64%	3.88%	8.70%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.94%	-35.93%	8.49%	9.89%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class P; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.67%[1]	-0.34%	4.45%	9.22%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class P; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.69%	-3.87%	6.93%	N/A
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.36%	8.79%	7.18%	-1.42%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.24%	-18.17%	3.69%	3.28%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio – Institutional Class; Pacific Investment Management Company, LLC	0.50%[1]	-4.04%	2.63%	4.15%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Administrative Class; Pacific Investment Management Company, LLC	0.85%	-7.78%	1.77%	N/A
Long-term capital growth.	Templeton Foreign VIP Fund Class 1; Templeton Investment Counsel, LLC	0.84%[1]	-7.39%	-1.73%	1.72%
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1; Franklin Advisers, Inc.	0.52%[1]	-4.85%	-2.08%	-0.54%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I; T. Rowe Price Associates, Inc.	0.75%[1]	-38.50%	5.16%	11.68%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio – I; T. Rowe Price Associates, Inc.	0.74%[1]	-3.34%	7.03%	9.68%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio Class I; Legg Mason Partners Fund Advisor, LLC	0.79%	-13.72%	0.61%	2.26%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing Growth Portfolio Class VC Investment Option will no longer be accepted.

[3] Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling (800) 347-7787 or by sending an email request to PolicyService@PacificLife.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection Fund Class I; American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class I; American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 2; Capital Research and Management CompanySM	0.55%	-13.41%	5.33%	8.10%
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.	American Funds IS Capital World Bond Fund Class 2; Capital Research and Management CompanySM	0.72%	-17.70%	-1.77%	-0.50%
Seeks to provide growth of capital.	American Funds IS Growth Fund Class 2; Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 2; Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS High-Income Trust Class 2; Capital Research and Management CompanySM	0.55%[1]	-9.26%	3.14%	3.86%
Provide long-term growth of capital.	American Funds IS International Fund Class 2; Capital Research and Management CompanySM	0.78%	-20.79%	-1.03%	3.92%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 2; Capital Research and Management CompanySM	0.82%[1]	-22.10%	2.32%	4.27%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	-14.82%	4.77%	N/A
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class I; Legg Mason Partners Fund Advisor, LLC	0.80%	-28.85%	8.54%	11.23%
Seeks to achieve long-term capital appreciation.	DFA VA International Small Portfolio; Dimensional Fund Advisors LP	0.40%	-17.64%	0.52%	6.02%
Seeks to achieve long-term capital appreciation.	DFA VA International Value Portfolio; Dimensional Fund Advisors, LP	0.28%	-3.46%	1.48%	4.49%
Seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio; Dimensional Fund Advisors LP	0.12%	-1.16%	0.70%	0.58%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio; Dimensional Fund Advisors, LP	0.21%	-4.88%	-5.67%	10.71%
Seeks to achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio; Dimensional Fund Advisors, LP	0.29%	-4.21%	7.48%	11.05%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Fidelity® VIP Bond Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.39%	-13.38%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Fidelity VIP Contrafund® Portfolio Initial Class; Fidelity Management & Research Company LLC	0.60%	-26.31%	8.66%	11.43%
Seeks to capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Initial Class; Fidelity Management & Research Company LLC	0.92%	-20.17%	1.71	4.61
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2025 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.51%	-16.43%	4.12%	6.78%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2030 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.54%	-16.87%	4.61%	7.49%
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2035 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.59%	-17.69%	5.38%	8.39%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2040 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.22%	5.89	8.71
Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity® VIP Freedom 2045 PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.63%	18.21%	5.89%	8.78%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2050 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.22%	5.89	8.80
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2055 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.26%	N/A	N/A
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2060 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.19%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity® VIP Freedom 2065 PortfolioSM Initial Class; Fidelity Management & Research LLC	0.63%	-18.22%	N/A	N/A
Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity® VIP Freedom Income PortfolioSM Initial Class; Fidelity Management & Research Company LLC	0.35%	-12.05%	1.96%	3.15%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.34%	1.36%	1.02%	0.58%
Seeks capital appreciation.	Fidelity® VIP Growth Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	-24.46%	12.42%	14.81%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity® VIP International Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.42%	-16.21%	N/A	N/A
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Initial Class; Fidelity Management & Research Company LLC	0.61%	-14.74%	5.95%	9.96%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	[ ]%	N/A	N/A
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund Series I; Invesco Advisers, Inc.	0.86%	-30.98%	8.64%	11.83%
Seeks capital appreciation.	Invesco V.I. Global Fund Series I; Invesco Advisers, Inc.	0.81%	-31.77%	2.85%	7.86%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund Series I; Invesco Advisers, Inc.	0.91%	-18.31%	1.51%	4.41%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® Series I; Invesco Advisers, Inc.	0.87%	-20.13%	7.15%	10.76%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.72%	-15.95%	9.62%	13.39%
Long-term growth of capital.	Janus Henderson Overseas Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.89%	-8.60%	5.46%	3.97%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio Institutional Shares; Janus Henderson Investors US LLC	0.67%	-5.56%	4.75%	8.52%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares; Lazard Asset Management LLC	0.90%[1]	-17.28%	N/A	N/A
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.89%	-12.80%	1.13%	1.01%
Seeks to deliver long-term growth of capital.	Lord Abbett Developing Growth Portfolio Class VC2; Lord Abbett & Co. LLC	1.04%[1]	-35.98%	8.23%	10.86%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Seeks to provide maximum capital appreciation.	M Capital Appreciation Fund; Frontier Capital Management Company, LLC	1.00%	-18.14%	4.65%	10.21%
Seeks to provide long-term capital appreciation.	M International Equity Fund; Dimensional Fund Advisors, LP	0.68%[1]	-14.16%	-0.16%	2.48%
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund; DSM Capital Partners LLC	0.76%	-25.41%	8.60%	12.73%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to provide long-term capital appreciation.	M Large Cap Value Fund; Brandywine Global Investment Management, LLC	0.63%	-1.45%	5.80%	9.35%
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio – Initial Class; Massachusetts Financial Services Company	0.54%[1]	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Global Real Estate Portfolio – Initial Class; Massachusetts Financial Services Company	0.92%[1]	[ ]%	[ ]%	[ ]%
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Government Securities Portfolio – Initial Class; Massachusetts Financial Services Company	0.58%[1]	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	MFS® New Discovery Series – Initial Class; Massachusetts Financial Services Company	0.87%[1]	-29.76%	7.81%	9.99%
Seeks capital appreciation.	MFS® Research International Portfolio – Initial Class; Massachusetts Financial Services Company	0.96%[1]	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Total Return Series – Initial Class; Massachusetts Financial Services Company	0.61%[1]	-9.58%	5.18%	7.34%
Seeks total return.	MFS® Utilities Series – Initial Class[3]; Massachusetts Financial Services Company	078%[1]	0.76%	9.00%	8.63%
Seeks capital appreciation.	MFS® Value Series – Initial Class; Massachusetts Financial Services Company	0.69%[1]	-5.91%	7.35%	11.05%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Portfolio Class I; Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.54%	-12.40%	0.79%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.38%[1]	[ ]%	N/A	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Western Asset Management Company, LLC)	0.45%	-18.46%	-0.17%	1.92%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.68%	-10.31%	10.72%	12.75%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	[ ]%	[ ]%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class P; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	0.86%	-25.12%	2.13%	1.44%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.08%	-18.15%	9.34%	12.46%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.63%[1]	-16.43%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.60%[1]	-17.97	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.72%	-1.35%	3.32%	3.42%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.58%	-31.07%	9.80%	13.04%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	[ ]%	[ ]%	[ ]%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class P; Pacific Life Fund Advisors LLC (J. P. Morgan Investment Management Inc.)	0.70%[1]	-7.76%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.43%	-10.35	1.96%	3.47%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.53%	-11.70%	2.19%	1.11%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class P; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.43%	-12.81%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.77%	-21.38%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%[1]	-15.02%	4.22%	5.89%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM LLC)	0.92%[1]	-16.92%	-0.68%	5.88%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio); Pacific Life Fund Advisors LLC (J.P Morgan Investment Management Inc.)	0.48%	-20.46%	7.31%	11.00%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.67%[1]	-37.77%	7.07%	11.69%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class P; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	0.43%[1]	-13.85%	0.06%	1.15%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Scout Investments, Inc.)	0.68%	-17.09%	6.24%	11.24%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (Delaware Management Company)	0.71%[1]	-30.59%	11.19%	12.21%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.73%	-7.08%	6.81%	10.26%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-14.20%	N/A	N/A
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-16.52%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.39%[1]	-15.52%	N/A	N/A
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.76%	-17.34%	N/A	N/A
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.64%	-13.49%	N/A	N/A
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.72%	-16.71%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P; Pacific Life Fund Advisors LLC	0.68%	-15.55%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P; Pacific Life Fund Advisors LLC	0.65%	-14.73%	N/A	N/A
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.78%[1]	-25.49%	4.37%	6.38%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.43%	-4.39%	0.96%	1.01%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.71%[1]	-12.74%	4.83%	8.69%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.37%	-20.70%	3.73%	8.64%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (AllianceBernstein L.P.)	0.78%	-16.64%	3.88%	8.70%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class P; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.94%	-35.93%	8.49%	9.89%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class P; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	0.67%[1]	-0.34%	4.45%	9.22%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class P; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.69%	-3.87%	6.93%	N/A
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.36%	8.79%	7.18%	-1.42%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class; Pacific Investment Management Company, LLC	1.24%	-18.17%	3.69%	3.28%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio – Institutional Class; Pacific Investment Management Company, LLC	0.50%[1]	-4.04%	2.63%	4.15%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Administrative Class; Pacific Investment Management Company, LLC	0.85%	-7.78%	1.77%	N/A
Long-term capital growth.	Templeton Foreign VIP Fund Class 1; Templeton Investment Counsel, LLC	0.84%[1]	-7.39%	-1.73%	1.72%
High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Templeton Global Bond VIP Fund Class 1; Franklin Advisers, Inc.	0.52%[1]	-4.85%	-2.08%	-0.54%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I; T. Rowe Price Associates, Inc.	0.75%[1]	-38.50%	5.16%	11.68%
Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio – I; T. Rowe Price Associates, Inc.	0.74%[1]	-3.34%	7.03%	9.68%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio; The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.	Vanguard® VIF Real Estate Index Portfolio; The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio Class I; Legg Mason Partners Fund Advisor, LLC	0.79%	-13.72%	0.61%	2.26%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing Growth Portfolio Class VC Investment Option will no longer be accepted.

[3] Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the Funds available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Limitations on Access to Accumulated Value through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]

Limitations on Access to Accumulated Value through Withdrawals

Withdrawals under the Policy are available starting on the first Policy Anniversary. Each withdrawal must be at least $200. We will not accept a withdrawal request if the withdrawal will cause the Policy to become a Modified Endowment Contract (MEC), unless you have told us in writing that you desire to have your Policy become a MEC. See the Tax Implications section below for additional information on MECs.

Risks Associated with Fixed Options [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with Fixed Options

Under the Fixed Options, there are frequency, amount and/or percentage limits on the amount that may be transferred into or out of the Fixed Options. These limits are significantly more restrictive than those that apply to transfers out of the Variable Investment Options and it may take several Policy Years to transfer your Accumulated Value out of the Fixed Options to Variable Investment Options. Such restrictions on transfers out of the Fixed Options may prevent you from reallocating your Accumulated Value at the times and in the amounts that you desire and may result in lower investment performance than if you allocated to Variable Investment Options. See the YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions section in this prospectus.

Risks Associated with Policy Loans [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with Policy Loans

When you borrow money from your Policy, we use your Policy’s Accumulated Value as security. You pay interest, which accrues at the Loan Account Charge Interest Rate, on the amount you borrow. Accrued interest is due on your Policy Anniversary. The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily at the Loan Account Credit Interest Rate. Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to pay any Policy charges, may increase the risk of the Policy lapsing, and could reduce the amount of the Death Benefit.

Tax Implications [Member]
Prospectus:
Principal Risk [Text Block]

Tax Implications

We believe the Policy meets the statutory definition of life insurance for federal income tax purposes. We do not know whether the current treatment of life insurance policies under current federal income tax laws will continue. We also do not know if the current interpretations of the laws by the IRS or the courts will remain the same. Also, future legislation may adversely change the tax treatment of life insurance policies.

Death benefits from a life insurance policy may generally be excluded from income under the Tax Code. Also, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn. You may be subject to income tax if you take withdrawals or surrender your Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt. If your Policy becomes a MEC, distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of LossYou can lose money by investing in the Policy, including loss of principal.Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Risk of Loss

You can lose money by investing in this Policy, including loss of principal. The Policy is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Withdrawals are not allowed in the first Policy Year.

Withdrawals may be subject to income tax.

	Principal Risks of Investing in the Policy
Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide a death benefit and to help other long-term financial objectives. This Policy may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. No withdrawals may be made during the first year of the Policy. Withdrawals may be subject to income tax. Please discuss your insurance needs and financial objectives with your life insurance producer. Together you can decide if the Policy is right for you. We are a variable life insurance policy provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Options

An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g. Funds).

Each Investment Option (including any Fixed Option) will have its own unique risks.

You should review, working with your life insurance producer, the Investment Options before making an investment decision.

Principal Risks of Investing in the Policy

Investment Options - Fixed Options

Appendix: Funds Available Under the Policy

Principal Risk [Text Block]

Risks Associated with Variable Investment Options

You should consider the Policy’s investment as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Investment Options you have chosen. Each Variable Investment Option will have its own unique risks. The value of each Variable Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Policy, including loss of principal. You bear the risk of any Variable Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting https://www.pacificlife.com/home/products/life-insurance/variable-universal-life-insurance/prospectuses-and-other-reports.html. No assurance can be given that a Fund will achieve its investment objectives.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company RisksInvestment in the Policy is subject to the risks related to us, and any obligations (including any Fixed Option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling us at (800) 347-7787 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Policy

About Pacific Life

Principal Risk [Text Block]

Insurance Company Risks

Investment in the Policy is subject to the risks related to us, and any obligations (including under any Fixed Options), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees.

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Policy LapseYour Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit will be paid. There are costs associated with reinstating a lapsed Policy.

Principal Risks of Investing in the Policy

Lapsing and Reinstatement

Principal Risk [Text Block]

Policy Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means no death benefit or other benefits will be paid. There are costs associated with reinstating a lapsed Policy. There is no guarantee that your Policy will not lapse even if you pay your planned premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61-day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

If the Policy lapses, you have three years from the end of the Grace Period to apply for reinstatement. Evidence of insurability is required when you apply for reinstatement and there is no guarantee that reinstatement will be approved. The costs associated with reinstating a lapsed Policy include sufficient net premium to:

● cover all due and unpaid monthly deductions and loan interest charges that accrued during the Grace Period;

● keep the Policy in force for three months after the date of reinstatement, and

● cover any negative accumulated value if there was a policy loan or other outstanding debt at the time of lapse.

If the Policy is reinstated, the same Risk Class in use at the time of lapse will apply to the reinstated Policy.

American Century VP Inflation Protection Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Inflation Protection Fund Class I
Portfolio Company Objective [Text Block]	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
American Century VP Mid Cap Value Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value Fund Class I
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
American Funds IS Asset Allocation Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds IS Capital World Bond Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.50%)
American Funds IS Growth Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
American Funds IS Growth-Income Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 2
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds IS High-Income Trust Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS High-Income Trust Class 2
Portfolio Company Objective [Text Block]	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.55%	[6]
Average Annual Total Returns, 1 Year [Percent]	(9.26%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.86%
American Funds IS International Fund Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS International Fund Class 2
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
American Funds IS New World Fund® Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS New World Fund® Class 2
Portfolio Company Objective [Text Block]	Provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.82%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
ClearBridge Variable Mid Cap Portfolio – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio – Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
ClearBridge Variable Small Cap Growth Portfolio – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
DFA VA International Small Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
DFA VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
DFA VA Short-Term Fixed Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
DFA VA U.S. Large Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	(5.67%)
Average Annual Total Returns, 10 Years [Percent]	10.71%
DFA VA U.S. Targeted Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Fidelity® VIP Bond Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Fidelity VIP Contrafund® Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund® Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Fidelity® VIP Emerging Markets Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks to capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(20.17%)
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	4.61%
Fidelity® VIP Freedom 2025 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)Fidelity® VIP Freedom 2025 PortfolioSM Initial Class; Fidelity Management & Research Company LLC0.51%-16.43%4.12%6.78%
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(16.43%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Fidelity® VIP Freedom 2030 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(16.87%)
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	7.49%
Fidelity® VIP Freedom 2035 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(17.69%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Fidelity® VIP Freedom 2040 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.22%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	8.71%
Fidelity® VIP Freedom 2045 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Fidelity® VIP Freedom 2050 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.22%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Fidelity® VIP Freedom 2055 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.26%)
Fidelity® VIP Freedom 2060 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Fidelity® VIP Freedom 2065 PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.22%)
Fidelity® VIP Freedom Income PortfolioSM Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income PortfolioSM Initial Class
Portfolio Company Objective [Text Block]	Seeks high total return. (Principal preservation is of secondary importance.)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Fidelity® VIP Growth Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Fidelity® VIP International Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
Fidelity® VIP Mid Cap Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Fidelity® VIP Total Market Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(30.98%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Invesco V.I. EQV International Equity Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund Series I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Invesco V.I. Global Fund Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(31.77%)
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Invesco V.I. Main Street Small Cap Fund® Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® Series I
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(20.13%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Janus Henderson Enterprise Portfolio Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio Institutional Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.95%)
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Janus Henderson Mid Cap Value Portfolio Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio Institutional Shares
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Janus Henderson Overseas Portfolio Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio Institutional Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio Investor Shares
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Lord Abbett Bond Debenture Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Adviser [Text Block]	Lord Abbett & Co.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Lord Abbett Developing Growth Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Portfolio Class VC	[7]
Portfolio Company Objective [Text Block]	Seeks to deliver long-term growth of capital.
Portfolio Company Adviser [Text Block]	Lord Abbett & Co.
Current Expenses [Percent]	1.04%	[6]
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Lord Abbett Total Return Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return Portfolio Class VC
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation to produce a high total return.
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
M Capital Appreciation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Capital Appreciation Fund
Portfolio Company Objective [Text Block]	Seeks to provide maximum capital appreciation.
Portfolio Company Adviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	10.21%
MFS® Blended Research® Small Cap Equity Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Blended Research® Small Cap Equity Portfolio – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.54%	[6]
MFS® Global Real Estate Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio – Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.92%	[6]
MFS® Government Securities Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Government Securities Portfolio – Initial Class
Portfolio Company Objective [Text Block]	Seeks total return with an emphasis on current income, but also considering capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%	[6]
MFS® New Discovery Series – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	(29.76%)
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	9.99%
MFS® Research International Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research International Portfolio – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%	[6]
MFS® Total Return Series – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series – Initial Class
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%	[6]
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.34%
MFS® Utilities Series – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series – Initial Class	[8]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	78.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
MFS® Value Series – Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series – Initial Class
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%	[6]
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
M International Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M International Equity Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.68%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
M Large Cap Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Large Cap Growth Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	DSM Capital Partners LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(25.41%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	12.73%
M Large Cap Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	M Large Cap Value Fund
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(1.45%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Neuberger Berman Sustainable Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Portfolio Class I
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.36%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.79%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	(1.42%)
PIMCO Global Managed Asset Allocation Portfolio – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio – Institutional Class
Portfolio Company Objective [Text Block]	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.24%	[6]
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
PIMCO Income Portfolio – Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Administrative Class
Portfolio Company Objective [Text Block]	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(7.78%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
PIMCO International Bond Portfolio – Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO International Bond Portfolio – Institutional Class
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.50%	[6]
Average Annual Total Returns, 1 Year [Percent]	(4.04%)
Average Annual Total Returns, 5 Years [Percent]	2.63%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Pacific Select Fund Core Income Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Core Income Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income; capital appreciation is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	0.79%
Pacific Select Fund Diversified Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(18.46%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.92%
Pacific Select Fund Dividend Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks dividend income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	12.75%
Pacific Select Fund ESG Diversified Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.60%	[6]
Average Annual Total Returns, 1 Year [Percent]	(17.97%)
Pacific Select Fund ESG Diversified Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social, and governance (“ESG”) criteria.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.63%	[6]
Average Annual Total Returns, 1 Year [Percent]	(16.43%)
Pacific Select Fund Emerging Markets Debt Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.87%	[6]
Pacific Select Fund Emerging Markets Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(25.12%)
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.44%
Pacific Select Fund Equity Index Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Pacific Select Fund Floating Rate Income Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(1.35%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	3.42%
Pacific Select Fund Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(31.07%)
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	13.04%
Pacific Select Fund Health Sciences Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Health Sciences Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.94%
Pacific Select Fund Hedged Equity Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J. P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	(7.76%)
Pacific Select Fund High Yield Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund High Yield Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(10.35%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Pacific Select Fund Inflation Managed Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(11.70%)
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Pacific Select Fund Intermediate Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Intermediate Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Pacific Select Fund International Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(21.38%)
Pacific Select Fund International Large-Cap Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.89%
Pacific Select Fund International Small-Cap Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.92%	[6]
Average Annual Total Returns, 1 Year [Percent]	(16.92%)
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	5.88%
Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Core Portfolio Class P (formerly called Main Street® Core Portfolio)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P Morgan Investment Management Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(20.46%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Pacific Select Fund Large-Cap Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	(37.77%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	11.69%
Pacific Select Fund Large-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.64%
Pacific Select Fund Managed Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Managed Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.43%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.85%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.15%
Pacific Select Fund Mid-Cap Equity Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Equity Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Scout Investments, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Pacific Select Fund Mid-Cap Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	(30.59%)
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	12.21%
Pacific Select Fund Mid-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(7.08%)
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.38%	[6]
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.20%)
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks high, long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(13.49%)
Pacific Select Fund Portfolio Optimization Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(15.55%)
Pacific Select Fund Real Estate Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Real Estate Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.78%	[6]
Average Annual Total Returns, 1 Year [Percent]	(25.49%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Pacific Select Fund Short Duration Bond Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Short Duration Bond Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is of secondary importance.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(4.39%)
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Pacific Select Fund Small-Cap Equity Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Equity Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Pacific Select Fund Small-Cap Index Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(20.70%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Pacific Select Fund Small-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Pacific Select Fund Technology Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Technology Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(35.93%)
Average Annual Total Returns, 5 Years [Percent]	8.49%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Pacific Select Fund Value Advantage Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Advantage Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks to provide long-term total return from a combination of income and capital gains.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.87%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Pacific Select Fund Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	(0.34%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	9.22%
T. Rowe Price Blue Chip Growth Portfolio – I [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio – I
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	(38.50%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.68%
T. Rowe Price Equity Income Portfolio – I [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio – I
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%	[6]
Average Annual Total Returns, 1 Year [Percent]	(3.34%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Templeton Foreign VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund Class 1
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	0.84%	[6]
Average Annual Total Returns, 1 Year [Percent]	(7.39%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
Templeton Global Bond VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 1
Portfolio Company Objective [Text Block]	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.52%	[6]
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	(2.08%)
Average Annual Total Returns, 10 Years [Percent]	(0.54%)
VanEck VIP Global Resources Fund Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Initial Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	0.35%
Vanguard® VIF Mid-Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Vanguard® VIF Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Western Asset Variable Global High Yield Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio Class I
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Asset Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Asset charge	[5]
Other Annual Expense, When Deducted [Text Block]	Monthly Payment Date
Other Annual Expense (of Face Amount), Maximum [Percent]	0.75%
Other Annual Expense (of Face Amount), Current [Percent]	0.20%
Other Annual Expense, Footnotes [Text Block]	[1] Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.
Asset Charge [Member] | Previously Offered [Member]
Prospectus:
Other Annual Expense (of Face Amount), Current [Percent]	0.15%
Automated Income Option [Member]
Prospectus:
Name of Benefit [Text Block]	Automated Income Option
Purpose of Benefit [Text Block]	Allows you to make scheduled withdrawals or loans from the Policy.
Brief Restrictions / Limitations [Text Block]

● This option is available for use after the 7th Policy Anniversary.

● The Policy must have a minimum Net Cash Surrender Value of $50,000 to start withdrawals or loans under this option and cannot be a Modified Endowment Contract.

● Withdrawals or loans can be scheduled monthly or annually.

● Each withdrawal or loan must be at least $500 for monthly or $1,000 for annual.

● Withdrawals or loans will be taken from each Investment Option in proportion to the Accumulated Value in each Investment Option.

● Any additional withdrawal or loan made that is not part of this option will cause this option to cancel and delay in restarting a new schedule under this option.

Name of Benefit [Text Block]	Automated Income Option
Benefit Standard or Optional [Text Block]	Standard
Cost of Insurance [Member]
Prospectus:
Insurance Cost, Representative Investor [Text Block]	Minimum and Maximum guaranteed chargeCharge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]Minimum and Maximum current charge $0.01–$83.34 per $1,000 of Net Amount At RiskCharge for a representative Insured Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue[3]	[9]
Coverage Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Coverage charge	[5],[10]
Other Annual Expense, When Deducted [Text Block]	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	[5],[10]
Other Annual Expense, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $10.00 per Policy[6] plus $0.6602 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option ACharge for a representative Insured Current charge during Policy Year 1 is $0 per Policy[6] plus $0.1313 per $1,000 of Basic Life Coverage Layer for a male standard non-smoker who is Age 45 at Policy issue, with Death Benefit Option A	[9],[11]
Other Annual Expense, Maximum [Dollars]	$ 10	[11]
Other Annual Expense, Current [Dollars]	$ 0	[11]
Other Annual Expense, Footnotes [Text Block]

[1] Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.

[3] Charges shown for the representative insured may not be typical of the charges you will pay.

[5] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

[6] This charge applies to the Basic Life Coverage Layer only.

Current Premium Load [Member]
Prospectus:
Sales Load, Description [Text Block]	Current premium load (for applications (paper or electronic submission) dated on or after September 1, 2021)
Sales Load, When Deducted [Text Block]	Upon receipt of premium
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers between Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be for $50 or more.

● Transfers can be scheduled monthly, quarterly, semi-annually or annually.

● The Variable Investment Option must have at least $5,000 to start.

● May not use this service and the Portfolio Rebalancing, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Dollar Cost Averaging
Benefit Standard or Optional [Text Block]	Standard
Enhanced Cash Value Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Enhanced Cash Value Benefit
Purpose of Benefit [Text Block]	Enhances the Net Cash Surrender Value by removing the surrender charge and may provide an enhancement if the Policy is fully surrendered.
Brief Restrictions / Limitations [Text Block]

● Automatically included as of Policy issue.

● May provide an additional amount that is added to the Net Cash Surrender Value, if the Policy is fully surrendered (other than by a Code Section 1035 exchange) during Policy Years 1 through 11.

● No benefit is provided starting in Policy Year 12.

Name of Benefit [Text Block]	Enhanced Cash Value Benefit
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Enhanced Cash Value Benefit

(Referred to as the “Enhanced Cash Value Rider” in the Rider attached to the Policy)

The Enhanced Cash Value Benefit is designed to remove any surrender charge for all Policy Years and may add an additional amount to the Net Cash Surrender Value. The additional amount added is referred to as the “Enhanced Surrender Amount” in the Rider attached to the Policy. The Enhanced Cash Value Benefit is included on all policies as of Policy issue. There is no additional fee for this Rider.

How the Additional Amount Works

The Enhanced Cash Value Benefit may provide an additional amount that is added to the Net Cash Surrender Value, if the Policy is fully surrendered (other than by a Code Section 1035 exchange) during Policy Years 1 through 11. There is no charge for this benefit. Starting in Policy Year 12, if the Policy is surrendered, no additional amount will be added to the Net Cash Surrender Value. There is no additional amount added if, at the time of Surrender, the Owner of the Policy or assignee is an individual or an individual trust. Please take this into consideration before making any Policy changes.

Enhancement Factor. On a current basis, the Enhancement factor is a weighted average of the Basic Face Amount and the Flex Coverage Rider Face Amount compared to the Total Face Amount in the Policy Year when surrender occurs. The Enhancement Factor rate applied will differ based on how much of the Total Face Amount is attributed to the Basic Face Amount versus Flex Coverage Rider Face Amount. See the example after the Enhancement Factor Table below. The Guaranteed Enhancement Factor is not determined using the Basic Face Amount, Rider Face Amount, or Total Face Amount. The Guaranteed Enhancement Factor that may apply is the Policy Year when surrender occurs and the corresponding factor percentage.

The additional amount added under this benefit is determined by (a) times the result of (b) minus (c) minus (d) (a x (b-c-d)), where:

 (a) Is the Enhancement Factor for the current Policy Year from the table below,

 (b) Is the total of all premiums paid,

 (c) Is the total of all withdrawals taken, and

(d) Is any distribution in order to maintain tax qualification under Code Section 7702 or to maintain the Policy as a non-Modified Endowment Contract under Code Section 7702A. See the VARIABLE LIFE INSURANCE AND YOUR TAXES – Modified Endowment Contracts section in this prospectus.

Enhancement Factor Table (for applications (paper or electronic submission) dated on or after September 1, 2021)

Policy Year	Current Enhancement Factor		Guaranteed Enhancement Factor
	Basic Face Amount	Flex Coverage Rider Face Amount
1	11.60%	10.00%	0.010%
2	11.20%	9.95%	0%
3	10.70%	9.80%	0%
4	9.80%	9.25%	0%
5	8.90%	8.75%	0%
6	7.95%	8.15%	0%
7	6.90%	7.40%	0%
8	5.65%	6.45%	0%
9	4.25%	5.25%	0%
10	2.75%	3.75%	0%
11	1.25%	2.05%	0%
12+	0%	0%	0%

Example

Here is an example where the Total Face Amount is made up of both Basic Face Amount and Flex Coverage Rider Face Amount. The assumptions are as follows:

● Basic Face Amount is $50,000

● Flex Coverage Rider Face Amount is $50,000

● Total Face Amount is $100,000 (the sum of the Basic Face Amount and the Flex Coverage Rider Face Amount)

● Surrender occurs during Policy Year 4

● Current Enhancement Factors apply

● Total of all premium paid is $100,000

● Total of all withdrawals made is $10,000

● No other distributions were made

	Basic Face Amount	Flex Coverage Rider Face Amount	Total Face Amount (Basic Face Amount + Flex Coverage Rider Face Amount)
Applicable Face Amount	$50,000	$50,000	$100,000
Percentage of Total Face Amount (weighted average)	50% ($50,000 ÷ $100,000)	50% ($50,000 ÷ $100,000)

The Surrender occurs in Policy Year 4. As shown in the table above, the weighted average for Basic Face Amount to Total Face Amount is 50% and the weighted average for Flex Coverage Rider Face Amount to Total Face Amount is 50%.

Using the factors for Policy Year 4 in the Enhancement Factor Table above, the applicable enhancement factor used for the Basic Face Amount portion is 9.80% and 9.25% for the Flex Coverage Rider Face Amount. Using the weighted average percentage from the table above, the calculation to determine the Enhancement Factor that will be used to determine the additional amount is as follows:

First, Policy Year 4 Enhancement Factor applied is 9.53%; (9.80% x 50%) + (9.25% x 50%); 4.90% + 4.63% = 9.53%.

Second, determine the additional amount to be added to the Net Cash Surrender Value. Using the formula (a x (b-c-d)) referenced above, the additional amount added would be $8,577; 9.53% x ($100,000 - $10,000 – 0); 9.53% x $90,000 = $8,577.

Enhancement Factor Table (for applications (paper or electronic submission) dated before September 1, 2021)

Policy Year	Current Enhancement Factor		Guaranteed Enhancement Factor
	Basic Face Amount	Flex Coverage Rider Face Amount
1	12.70%	9.77%	0.010%
2	12.30%	9.64%	0%
3	11.73%	9.45%	0%
4	10.80%	8.90%	0%
5	9.80%	8.45%	0%

6	8.75%	7.80%	0%
7	7.60%	7.25%	0%
Policy Year	6.40%	6.09%	0%
	4.90%	4.66%	0%
10	3.20%	3.04%	0%
11	1.50%	1.43%	0%
12+	0%	0%	0%

Example

Here is an example where the Total Face Amount is made up of both Basic Face Amount and Flex Coverage Rider Face Amount. The assumptions are as follows:

● Basic Face Amount is $50,000

● Flex Coverage Rider Face Amount is $50,000

● Total Face Amount is $100,000 (the sum of the Basic Face Amount and the Flex Coverage Rider Face Amount)

● Surrender occurs during Policy Year 4

● Current Enhancement Factors apply

● Total of all premium paid is $100,000

● Total of all withdrawals made is $10,000

● No other distributions were made

	Basic Face Amount	Flex Coverage Rider Face Amount	Total Face Amount (Basic Face Amount + Flex Coverage Rider Face Amount)
Applicable Face Amount	$50,000	$50,000	$100,000
Percentage of Total Face Amount (weighted average)	50% ($50,000 ÷ $100,000)	50% ($50,000 ÷ $100,000)

The Surrender occurs in Policy Year 4. As shown in the table above, the weighted average for Basic Face Amount to Total Face Amount is 50% and the weighted average for Flex Coverage Rider Face Amount to Total Face Amount is 50%.

Using the factors for Policy Year 4 in the Enhancement Factor Table above, the applicable enhancement factor used for the Basic Face Amount portion is 10.80% and 8.90% for the Flex Coverage Rider Face Amount. Using the weighted average percentage from the table above, the calculation to determine the Enhancement Factor that will be used to determine the additional amount is as follows:

First, Policy Year 4 Enhancement Factor applied is 9.85%; (10.80% x 50%) + (8.90% x 50%); 5.40% + 4.45% = 9.85%.

Second, determine the additional amount to be added to the Net Cash Surrender Value. Using the formula (a x (b-c-d)) referenced above, the additional amount added would be $8,865; 9.85% x ($100,000 - $10,000 – 0); 9.85% x $90,000 = $8,865.

Termination

This Enhanced Cash Value Benefit will cease providing any enhancements on the earlier of the following to occur:

● The Policy terminates due to lapse or the death of the Insured;

● The Policy is fully surrendered and any additional amount under this benefit has been added to the Net Cash Surrender Value;

● Surrender is made due to a Code Section 1035 exchange; or

● At the time of Surrender, the Owner of the Policy or assignee is an individual or an individual trust.

Reinstatement

If the Policy lapses and is later reinstated under its Reinstatement provision, then this Rider will also be reinstated.

First Year Transfer [Member]
Prospectus:
Purpose of Benefit [Text Block]	Allows you to make monthly transfers from the Fixed Account to the Variable Investment Options during the Policy’s first year.
Guaranteed Minimum Withdrawal [Text Block]	First Year Transfer
Brief Restrictions / Limitations [Text Block]	● Must enroll when you apply for the Policy. ● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or Fixed Option Interest Sweep at the same time.
Benefit Standard or Optional [Text Block]	Standard
Fixed Option Interest Sweep [Member]
Prospectus:
Name of Benefit [Text Block]	Fixed Option Interest Sweep
Purpose of Benefit [Text Block]	Allows you to make scheduled transfers of the accumulated earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.
Brief Restrictions / Limitations [Text Block]

● Each transfer must be at least $50. If the earnings are not $50 at the time of transfer, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50.

● May not use this service and the Dollar Cost Averaging, Portfolio Rebalancing, or First Year Transfer at the same time.

Name of Benefit [Text Block]	Fixed Option Interest Sweep
Benefit Standard or Optional [Text Block]	Standard
Flex Coverage Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Flex Coverage Rider	[10]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Payment Date
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at PolicyCharge for a representative Insured Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 45 at Policy issue	[9]
Optional Benefit Expense, Maximum [Dollars]	$ 83.34
Optional Benefit Expense, Current [Dollars]	83.34
Optional Benefit Expense, Minimum [Dollars]	$ 0.01
Optional Benefit Expense, Footnotes [Text Block]	[3] Charges shown for the representative insured may not be typical of the charges you will pay. [5] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus.
Name of Benefit [Text Block]	Flex Coverage Rider
Purpose of Benefit [Text Block]	Provides additional life insurance coverage by allowing the Owner to add term insurance on the Insured under the policy. Off-anniversary, unscheduled coverage increase requests are available policies issued on or after May 1, 2023)
Brief Restrictions / Limitations [Text Block]

● Must be elected at Policy issue.

● Additional cost applies.

● Increases in face amount may be made on a scheduled basis (scheduled before the Policy is issued), and/or may be requested in writing.

● Any unscheduled increase (available only to policies issued on or after May 1, 2023) or increase to your future scheduled increases, must be requested in writing, will be subject to satisfactory evidence of insurability and must be at least $1,000.

Name of Benefit [Text Block]	Flex Coverage Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Flex Coverage Rider

This Rider provides additional life insurance coverage by allowing the Owner to add term insurance on the Insured under the Policy as long as the Policy is In Force and this Rider has not been terminated. Any additional insurance coverage added by this Rider is referred to as Rider Face Amount and contributes to the Total Face Amount of the Policy. This Rider must be elected at Policy issue. We assess a monthly charge for this Rider.

The current charge is $0.01-$83.34 per $1,000 of Net Amount A Risk. There is no Coverage charge for this Rider, however Cost of Insurance charges will be incurred for the additional insurance coverage added by this Rider. There is only one Coverage Layer for this Rider, which is effective on the Policy Date, and no additional Coverage Layers will be added as increases are made to the Rider Face Amount.

Scheduled Increases

Increases in the Rider Face Amount may be made on a scheduled basis. Scheduled increases are future increases applied for and scheduled before the Policy is issued and may occur on one or more Policy Anniversaries. An increase can only be made once each Policy Year.

Change in Coverage

Once the Policy is issued, you may request a change in coverage under this Rider. A change in coverage is either an increase in the

Rider Face Amount, a decrease in Rider Face Amount, or a change to a future scheduled increase. The minimum amount of each Rider Face Amount increase is $1,000.

Increase to Future Scheduled Increases

An increase to a future scheduled increase must be made in writing at least 30 days prior to the next Policy Anniversary, will require evidence of insurability (which will require underwriting and may include a medical examination), and is subject to our approval (such approval may consist of a review of the age of the Insured at the time of the request, the amount of additional life insurance coverage requested, the Insured’s consent to the additional life insurance coverage, retention limits for reinsurance purposes, and confirmation that the Insured is actively at work among other factors). The effective date of an increase will be the Policy Anniversary on or after the date the increase was approved by us.

Unscheduled Increases

A requested increase in Rider Face Amount must be made in writing, will require evidence of insurability (which will require underwriting and may include a medical examination), and is subject to our approval (such approval may consist of a review of the age of the Insured at the time of the request, the amount of additional life insurance coverage requested, the Insured’s consent to the additional life insurance coverage, retention limits for reinsurance purposes, and confirmation that the Insured is actively at work , among other factors). A requested increase may require us or you to adjust any future scheduled increases. The effective date of a requested increase in Rider Face Amount will be the Monthly Payment Date on or after the date the increase was approved by us, or any other Monthly Payment Date you request, and we approve.

Decrease in Rider Face Amount

A decrease in Rider Face Amount, including a decrease to a future scheduled increase, must be made in writing and is subject to our approval. The effective date of a decrease in Rider Face Amount will be the Monthly Payment Date on or after the date the decrease was approved by us. If you choose to decrease the Rider Face Amount or cancel a scheduled increase that has been previously approved, we reserve the right to set all future scheduled increases to zero. Decreasing the Rider Face Amount to zero will not terminate this Rider and you may request an increase in the Rider Face Amount in the future. If the Rider Face Amount is zero, there is no additional life insurance coverage provided by the Rider and therefore, no Cost of Insurance charge associated with the Rider.

Termination

This Rider will terminate on the earlier of:

● Your Written Request; or

● The date the Policy is no longer In Force.

Reinstatement

If the Policy is reinstated, any requested change in coverage that would have occurred during the Policy lapse period will be forfeited. Scheduled increases that are due to occur after reinstatement will be continued as if the Policy had never lapsed. If the Rider is terminated by Written Request prior to when the Policy lapsed, then the Rider will not be reinstated.

Example

A Policy is issued to an Insured at age 45, with a Face Amount of $250,000. Prior to Policy issue, the Owner scheduled two future increases to occur over the first ten Policy years which will not require evidence of insurability. The scheduled increases will occur on the third Policy Anniversary and the sixth Policy Anniversary. No term insurance is added to the Policy at issue.

On the third Policy Anniversary, there is a scheduled increase in Face Amount by adding $10,000 of term insurance under this Rider. This increases the total Face Amount to $260,000 ($250,000 under the base Policy plus $10,000 under the Rider). Cost of Insurance charges will be incurred for the additional insurance coverage added by this Rider. This will create a Coverage Layer for this Rider.

On the sixth Policy Anniversary, there is a scheduled Increase of $15,000 of term insurance under this Rider. This increases the total Face Amount to $275,000 ($250,000 under the base Policy plus $25,000 under the Rider – including the previously scheduled increase on the third Policy Anniversary). This additional coverage will be added to the existing Coverage Layer for this Rider.

Loan Interest Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Loan interest charge	[10]
Optional Benefit Charge, When Deducted [Text Block]	Policy Anniversary	[10]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.25%	[10]
Optional Benefit Expense, Footnotes [Text Block]

4 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

[5] Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus.

Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allow you to borrow money from your Policy at any time after the Free Look Transfer Date to gain access to the Accumulated Value in the Policy.
Brief Restrictions / Limitations [Text Block]

● The maximum amount available to borrow will be less than 100% of your Accumulated Value and the minimum amount is $200.

● You pay interest on the amount you borrow which is due on your Policy Anniversary.

● The Accumulated Value set aside to secure your loan is transferred to a Loan Account which earns interest daily.

● Taking out a loan, whether or not you repay it, will affect the growth of your Policy’s Accumulated Value since the amount used to secure the loan will not participate in the investment experience of the Investment Options, will not be available to any Policy charges, may increase the risk of the Policy lapsing and could reduce the amount of the Death Benefit.

	● Loans may have tax consequences.
Name of Benefit [Text Block]	Loans
Benefit Standard or Optional [Text Block]	Standard
Option A Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]	Option A – the Total Face Amount of your Policy.The Death Benefit is designed to remain level.
Option B Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]	Option B – the Total Face Amount of your Policy plus its Accumulated Value.The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.
Policy Year 1 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	9.25%
Policy Year 1 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.50%
Policy Year 2 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	9.25%
Policy Year 2 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.50%
Policy Year 3 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	9.25%
Policy Year 3 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.50%
Policy Year 4 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.35%
Policy Year 4 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	7.60%
Policy Year 5 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.35%
Policy Year 5 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	7.60%
Policy Year 6 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.35%
Policy Year 6 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	7.60%
Policy Year 7 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	8.35%
Policy Year 7 [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	7.60%
Policy Year 8 and Thereafter [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	5.90%
Policy Year 8 and Thereafter [Member] | Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	5.40%
Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to make automatic transfers among the Variable Investment Options according to your allocation instructions.
Brief Restrictions / Limitations [Text Block]

● Transfers can be scheduled monthly, quarterly, semi-annually, or annually.

● If you make transfers out of the Variable Investment Options you selected under the service, the service will end. You will have to wait 30 days before you can re-enroll with new allocation instructions.

● May not use this service and the Dollar Cost Averaging, First Year Transfer, or Fixed Option Interest Sweep at the same time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Standard
Premium Load [Member]
Prospectus:
Sales Load, Description [Text Block]	Premium load (for application (paper or electronic submission) dated before September 1, 2021)
Sales Load, When Deducted [Text Block]	Upon receipt of premium
Risk Class Change [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Risk Class change	[3]
Other Transaction Fee, When Deducted [Text Block]	Upon request for Risk Class change
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We currently do not impose this charge and we reserve the right to do so in the future.

[1]	As a percentage of Fund assets.
[2]	If an internal transfer occurs between two variable universal life policies you have with us in connection with a transfer or exchange offer by Pacific Life or Pacific Select Distributors, LLC (our distributor), including pursuant to a conversion or split option rider, the amount transferred will not incur any Premium Load. Premium loads will apply on the new Policy for additional premium added at issue or after the initial premium paid. In addition, the internal transfer will not incur a surrender charge on any amount transferred from the old policy to purchase the new policy. Any surrender charge applicable to the new policy will continue to apply under the terms of the new policy.
[3]	We currently do not impose this charge and we reserve the right to do so in the future.
[4]	Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.
[5]	Monthly Policy charges are described in the YOUR POLICY’S ACCUMULATED VALUE section in this prospectus. Monthly Deductions end at the Monthly Deduction End Date.
[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing Growth Portfolio Class VC Investment Option will no longer be accepted.
[8]	Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).
[9]	Charges shown for the representative insured may not be typical of the charges you will pay.
[10]	Riders are briefly described under the OPTIONAL RIDERS AND BENEFITS section in this prospectus.
[11]	This charge applies to the Basic Life Coverage Layer only.
[12]	In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.